ANNUAL REPORT
PERIOD ENDING OCTOBER 31, 2001

  P-I-C
PROVIDENT
INVESTMENT
 COUNSEL
Est. 1951


                                       FAMILY OF GROWTH-ORIENTED MUTUAL FUNDS

                                       TECHNOLOGY FUND A


   GROWTH STOCK
LEADERS FOR A HALF
     CENTURY

CONTENTS

                               1     PRESIDENT'S LETTER
                               2     THE YEAR IN REVIEW
THE FUND                       2     TECHNOLOGY FUND REVIEW
                               5     FUND CLOSURE
                               6     STATEMENT OF ASSETS AND LIABILITIES
                               7     STATEMENT OF OPERATIONS
                               8     STATEMENTS OF CHANGES IN NET ASSETS
                               9     FINANCIAL HIGHLIGHTS
                              10     NOTES TO FINANCIAL STATEMENTS
                              12     REPORT OF INDEPENDENT ACCOUNTANTS
THE PORTFOLIO                 13     STATEMENT OF NET ASSETS
                              14     STATEMENT OF OPERATIONS
                              15     STATEMENTS OF CHANGES IN NET ASSETS
                              15     SELECTED RATIO DATA
                              16     NOTES TO FINANCIAL STATEMENTS
                              18     REPORT OF INDEPENDENT ACCOUNTANTS

PRESIDENT'S LETTER

FELLOW SHAREHOLDERS:
[PHOTO OF THOMAS M. MITCHELL]

Since our last update, volatility in the markets has continued. The year ended with the Dow Jones Industrial Average declining -16%, the S&P 500 Index down -25%, and the NASDAQ Composite Index down -50%. As investors, we have received a rude awakening to the reality of the stock market. The recent bear market exacerbated by the terrorist attacks on the U.S. has tested investor patience.

For decades, America has been uniquely fortunate. We have been part of a world that promotes productivity, innovation, and freedom, which have fostered unparalleled economic growth and personal accomplishments. While our government leaders are diligently working to restore peace in our nation, economic leaders are hard pressed to quiet the turmoil in the financial markets.

This has been an extraordinary year for all of us. As we reflect on the our personal and professional lives, we all can be thankful that we share a common view and hope that the events of the recent past will eventually result in a more peaceful and prosperous world in which to live.

We wish you, your family, a happy and safe new year and look forward to communicating with you again.

                                        Cordially,

                                        /s/ Thomas M. Mitchell

                                        Thomas M. Mitchell
                                        President, PIC Investment Trust

                                        OCTOBER 31, 2001

THE YEAR IN REVIEW

EQUITY MARKETS

Relatively few years in the history of the U.S. stock market have been as tumultuous as the year just ended. Starting in mid-October 2000, continuing weak economic statistics and unexpected weaker profits and revenue growth in selected technology companies began to signal a clear economic slowdown. The period since the presidential election, has been difficult for investors and especially so for growth stock investors. Negative earnings reports during the 2nd and 3rd calendar quarters and disappointing economic news across the globe continued to batter the markets as summer came to a close. After the dreadful terrorist attacks on New York and Washington, September proved extraordinarily painful with the steep decline felt across all equity markets.

The October market rise was a welcome relief. The month saw across the board advances for most equity classes with the Dow Jones Industrial Average up 2.7%, the S&P 500 Index up 1.9%, and the NASDAQ Composite Index advancing 12.8%. For the first time in months, growth stocks outpaced value stocks. Whether the strong rise in equity prices during October is a bear market rally or the start of another sustained bull market rise is a question that most investors are asking themselves.

FUND REVIEW

The year ended October 31, 2001 with the Fund -67%(1) . The launch of PIC's Technology Fund, September 29, 2000, coincided with the worst year in the history of the NASDAQ. The correction in technology stocks was broad and affected all industries. Since the launch of the Fund, we have seen the worst year for the NASDAQ since 1972, the worst year for the S&P 500 since 1977, and the worst year for the Dow Jones Industrial Average since 1981.

It has been a difficult time for investors and especially so for growth stock investors. We are living through perhaps the greatest correction in the history of growth stocks. Although the prior bear markets in the early 1980s and throughout the 1970s were difficult times, few corrections in living memory happened as quickly as this one.

The companies that adversely affected the Fund's performance were positions in Applied Micro Circuits Corp., Cisco Systems, Inc., Mercury Interactive Corp., and Extreme Networks, while positions in Finisar Corp., PeopleSoft, Inc., Tellium, and Millennium Pharmaceuticals had the biggest positive impact on performance.

(1) Class A shares (at net asset value, assuming the reinvestment of all distributions)

WHAT HELPED PERFORMANCE?

HEALTH CARE EQUIPMENT & SERVICES

*    This was the best performing industry with exposure to Quest Diagnostics.

WIRELESS TELECOMMUNICATION SERVICES

* Good stock selection and a gain came solely from our position in Sprint Corp. PCS.

PHARMACEUTICALS & BIOTECHNOLOGY

* Good stock selection and a gain came from the Pharmaceuticals area with a position in IVAX Corp.

WHAT HURT PERFORMANCE?

SOFTWARE & SERVICES

* Exposure to a defenseless industry and holding positions in Interwoven, Inc., I2 Technologies, Inc. and Veritas Software.

TECHNOLOGY HARDWARE & EQUIPMENT

* Exposure to a defenseless industry and holding positions in Applied Micro Circuits Corp., Extreme Networks, PMC Sierra Corp. and Ciena Corp.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

PERFORMANCE UPDATE

           PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A (WITH LOAD)
              Value of $10,000 Investment vs NASDAQ Composite Index

                        Provident Investment Counsel
                        Technology Fund A (With Load)     NASDAQ Composite Index
                        -----------------------------     ----------------------
09/30/00                          $10,000                        $10,000
10/31/00                          $ 8,581                        $ 9,175
11/30/00                          $ 6,027                        $ 7,074
12/31/00                          $ 6,117                        $ 6,727
01/31/01                          $ 6,480                        $ 7,550
02/28/01                          $ 4,449                        $ 5,860
03/31/01                          $ 3,600                        $ 5,011
04/30/01                          $ 4,458                        $ 5,763
05/31/01                          $ 4,307                        $ 5,747
06/30/01                          $ 4,298                        $ 5,885
07/31/01                          $ 3,845                        $ 5,520
08/31/01                          $ 3,176                        $ 4,916
09/30/01                          $ 2,418                        $ 4,082
10/31/01                          $ 2,828                        $ 4,603

                                                              AVERAGE ANNUALIZED TOTAL RETURNS
                                                               PERIODS ENDED OCTOBER 31, 2001
                                                              ---------------------------------
                                                               ONE        FIVE         SINCE
                                                              YEAR        YEAR       INCEPTION^
                                                              ----        ----       ----------
Provident Investment Counsel Technology Fund A (With Load)   -68.95%       N/A        -68.69%
NASDAQ Composite Index                                       -49.83%       N/A        -51.09%

^ Fund commenced operations on September 29, 2000.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance figures include the maximum applicable sales charge.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

PORTFOLIO REVIEW

EQUITY SECTOR WEIGHTINGS:

                   [PIE CHART]

Semiconductors                            31.7%
Computer Communications                    8.7%
Wireless Telecommunications                7.2%
Packaged Software                          6.9%
Biotechnology                              6.3%
Information Technology Services            6.3%
Media Conglomerates                        6.1%
Electronic Production Equipment            3.3%
Cable/Satellite TV                         2.8%
Pharmaceuticals:Generic                    2.4%
Internet Software/Services                 2.3%
Services to the Health Industry            1.8%
Electronic Equipment/Insruments            1.6%
Telecommunications Equipment              -1.3%*

* Represents securities sold short.

                                                                        % OF NET
TOP 10 EQUITY HOLDINGS:                                                  ASSETS
--------------------------------------------------------------------------------
Microsoft, Corp.                                                          6.2%
DEVELOPS SYSTEMS AND APPLICATIONS SOFTWARE FOR BUSINESS AND
HOME USE.
--------------------------------------------------------------------------------
Finisar Corp.                                                             5.6%
PROVIDES FIBER OPTIC SUBSYSTEMS WHICH ENABLE HIGH-SPEED DATA
COMMUNICATIONS OVER NETWORKS.
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                     5.6%
DIVERSIFIED COMPANY WITH INTERESTS IN ON-LINE SERVICES,
ENTERTAINMENT, CABLE NETWORKS, PUBLISHING, MUSIC, AND DIGITAL MEDIA.
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.                                             5.2%
DESIGNS INTEGRATED CIRCUITS FOR COMMUNICATIONS-RELATED MARKETS.
--------------------------------------------------------------------------------
Microchip Technology, Inc.                                                4.5%
MANUFACTURES FIELD PROGRAMMABLE MICRO CONTROLLERS AND SPECIALTY
MEMORY PRODUCTS FOR USE IN ELECTRONIC DEVICES.
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                                   4.1%
DEVELOPS A VARIETY OF ELECTRONIC PRODUCTS FOR INDUSTRIAL AND
CONSUMER MARKETS.
--------------------------------------------------------------------------------
Sprint Corp. (PCS Group)                                                  4.0%
OPERATES A 100% DIGITAL PERSONAL COMMUNICATION SERVICES (PCS)
WIRELESS NETWORK IN THE U.S.
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       3.6%
LEADING SUPPLIER OF MULTIMEDIA AND MULTI-NETWORKING PRODUCTS.
--------------------------------------------------------------------------------
Intel Corp.                                                               3.5%
DESIGNS SILICON-BASED SEMI-CONDUCTORS AND RELATED COMPUTER
COMPONENTS.
--------------------------------------------------------------------------------
Peoplesoft, Inc.                                                          3.2%
DESIGNS HUMAN RESOURCE MANAGEMENT, FINANCIAL MANUFACTURING,
DISTRIBUTION AND SUPPLY CHAIN SOFTWARE PRODUCTS.

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. THERE IS NO ASSURANCE THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATION ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED. FURTHER SECURITIES MENTIONED HEREIN SHOULD NOT BE CONSIDERED A RECOMMENDATION TO BUY OR SELL INDIVIDUAL COMPANIES.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

FUND CLOSURE

The Provident Investment Counsel Board of Directors and the Mutual Fund Board of Trustees have made the decision to close the Provident Investment Counsel's Technology Fund A (PINTX) as of January 31, 2001. The decision to close and liquidate the Fund was a business decision, taking into consideration factors such as the cost of operations, current asset level, and performance.

Should your investment in the PIC Technology Fund A be through the UAM or PIC retirement plans, please contact Linda Nguyen at Louis Kravitz, 818-379-6182, to reallocate your funds and/or change your on-going Plan contributions. Please note that no new monies will be accepted into the Fund after December 31, 2001.

                PLEASE VISIT WWW.PROVNET.COM FOR MARKET UPDATES,
             NEW PRODUCT OFFERINGS AND PORTFOLIO MANAGER COMMENTARY.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

STATEMENT OF ASSETS AND LIABILITIES AT OCTOBER 31, 2001

ASSETS
  Investment in Portfolio, at cost ...................................     $ 2,981,840
                                                                           ===========
  Investment in Portfolio, at value ..................................     $ 2,794,693
  Receivables:
    From Provident Investment Counsel, Inc. (Note 3) .................           8,360
  Prepaid expenses ...................................................           6,274
                                                                           -----------
    Total assets .....................................................       2,809,327
                                                                           -----------

LIABILITIES
  Payables:
    Distribution fees (Note 4) .......................................             521
    Shareholder servicing fees (Note 4) ..............................             300
  Accrued expenses ...................................................          24,678
  Deferred trustees' compensation (Note 3) ...........................           2,790
                                                                           -----------
       Total liabilities .............................................          28,289
                                                                           -----------

NET ASSETS
  Applicable to shares of beneficial interest outstanding ............     $ 2,781,038
                                                                           ===========
  Shares of beneficial interest outstanding ..........................         463,231
                                                                           -----------
  NET ASSET VALUE AND REDEMPTION PRICE PER SHARE .....................     $      6.00
                                                                           ===========
  MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE DIVIDED BY 94.25%)     $      6.37
                                                                           ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ....................................................     $ 9,054,426
  Accumulated net investment loss ....................................          (4,948)
  Accumulated net realized loss on investments .......................      (6,081,293)
  Net unrealized depreciation on investments .........................        (187,147)
                                                                           -----------
    Net assets .......................................................     $ 2,781,038
                                                                           ===========

See accompanying Notes to Financial Statements.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2001

INVESTMENT INCOME
  Net investment income (loss) allocated from Portfolio
    Dividends (Net of foreign taxes of $512) ..............................    $       725
    Interest ..............................................................         26,525
    Income from securities loaned - net ...................................            554
    Expenses ..............................................................        (46,156)
                                                                               -----------
       Net investment loss from Portfolio .................................        (18,352)
  Fund Expenses
    Administration fees (Note 3) ..........................................         24,229
    Transfer agent fees ...................................................         24,001
    Audit fees ............................................................         14,001
    Reports to shareholders ...............................................         13,700
    Distribution fees (Note 4) ............................................         11,533
    Legal fees ............................................................         10,601
    Registration expense ..................................................          7,700
    Custody and accounting services fees ..................................          6,000
    Shareholder servicing fees (Note 4) ...................................          6,920
    Trustee fees ..........................................................          5,095
    Miscellaneous .........................................................          2,002
                                                                               -----------
       Total expenses .....................................................        125,782
       Less: fees waived and expenses absorbed (Note 3) ...................        (98,102)
                                                                               -----------
       Net expenses .......................................................         27,680
                                                                               -----------
         NET INVESTMENT LOSS ..............................................        (46,032)
                                                                               -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO

  Net realized loss on investments ........................................     (6,060,913)
  Net unrealized appreciation on investments ..............................        432,427
                                                                               -----------
    Net realized and unrealized loss on investments .......................     (5,628,486)
                                                                               -----------
       NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............    $(5,674,518)
                                                                               ===========

See accompanying Notes to Financial Statements.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEPTEMBER 29, 2000**
                                                                    YEAR ENDED            THROUGH
                                                                 OCTOBER 31, 2001     OCTOBER 31, 2000
                                                                 ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ........................................     $   (46,032)          $      (689)
  Net realized loss on investments ...........................      (6,060,913)              (20,380)
  Net unrealized appreciation (depreciation) on investments ..         432,427              (619,574)
                                                                   -----------           -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....      (5,674,518)             (640,643)
                                                                   -----------           -----------

BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ..................................       1,750,137             8,914,084
  Cost of shares redeemed ....................................      (1,568,022)                   --
                                                                   -----------           -----------
  Net increase in net assets resulting from share transactions         182,115             8,914,084
                                                                   -----------           -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS ..................      (5,492,403)            8,273,441

NET ASSETS
  Beginning of period ........................................       8,273,441                    --
                                                                   -----------           -----------
  END OF PERIOD ..............................................     $ 2,781,038           $ 8,273,441
                                                                   ===========           ===========
  ACCUMULATED NET INVESTMENT LOSS ............................     $    (4,948)          $        --
                                                                   ===========           ===========

CHANGE IN SHARES
  Shares sold ................................................         176,368               454,362
  Shares redeemed ............................................        (167,499)                   --
                                                                   -----------           -----------
  NET INCREASE ...............................................           8,869               454,362
                                                                   ===========           ===========

**   Commencement of operations.

See accompanying Notes to Financial Statements.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              SEPTEMBER 29, 2000**
                                                             YEAR ENDED            THROUGH
                                                          OCTOBER 31, 2001      OCTOBER 31, 2000
                                                          ----------------      ----------------
Net asset value, beginning of period ..................       $ 18.21               $ 20.00
                                                              -------               -------

  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ...............................         (0.10)                   --
    Net realized and unrealized loss on investments ...        (12.11)                (1.79)
                                                              -------               -------
Total from investment operations ......................        (12.21)                (1.79)
                                                              -------               -------
Net asset value, end of period ........................       $  6.00               $ 18.21
Total return ..........................................        (67.05%)               (8.95%)^
                                                              =======               =======

  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions) ..............       $   2.8               $   8.3

  RATIOS TO AVERAGE NET ASSETS:#++
    Expenses ..........................................          1.60%                 1.60%+
    Net investment loss ...............................         (1.00%)               (0.11%)+

**   Commencement of operations.
+    Annualized.
^    Not annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 4.37% and 1.75%, respectively.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

NOTES TO FINANCIAL STATEMENTS

1 - ORGANIZATION

Provident Investment Counsel Technology Fund A (the "Fund") is one of ten series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Technology Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A.   INVESTMENT  VALUATION.   The  Fund  reflects  its  investment  in  the
          Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2:
          DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended October 31, 2001, the Fund decreased paid in capital and increased accumulated net investment income by $41,084 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by this change.

3 - TRANSACTIONS WITH AFFILIATES

The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") (formerly Investment Company Administration, L.L.C.) pursuant to which certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and U.S. Bancorp also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund, at the rate of 0.20% of the average daily net assets of the Fund. U.S. Bancorp receives an annual fee for its services of $15,000.

Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2011, to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.60% of the Fund's average net assets. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund and Portfolio if, within three subsequent years, the Fund's or Portfolio's expenses are less than the limit agreed to by PIC. The amount of fees waived and expenses absorbed, for the year ended October 31, 2001, were $9,227 and $88,875, respectively.

At October 31, 2001, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Fund is $104,617. At October 31, 2001, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

                                   OCTOBER 31,
                            ------------------------
                              2003            2004
                            --------        --------
                            $  6,515        $ 98,102

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

Quasar Distributors, LLC (the "Distributor")(formerly First Fund Distributors, Inc.) a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of U.S. Bancorp. The Distributor received no commissions from the sales or redemptions of the Fund's shares during the period ended October 31, 2001.

On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2001, the change in the value of the phantom account was unrealized depreciation of $1,211.

4 - DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

The Trust, on behalf of Technology Fund A has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that the Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.25% of the Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities. Pursuant to a Shareholder Services Plan, the Fund pays the Advisor a monthly fee at an annual rate of up to 0.15% of its average daily net assets as compensation for the provision of shareholder services. Effective January 1, 2001 the Advisor has voluntarily agreed to reduce the shareholder servicing rate to 0.12% for the Fund.

5 - INVESTMENT TRANSACTIONS

For the year ended October 31, 2001, additions and reductions in the investments in the Portfolio aggregated $1,834,581 and $1,669,330, respectively.

At October 31, 2001, the Fund owned 99.9% of the total net assets of the Portfolio.

6 - INCOME TAXES

At October 31, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

     October 31, 2008            $   20,380
     October 31, 2009             5,827,098
                                 ----------
                                 $5,847,478
                                 ==========

7 - SUBSEQUENT EVENT

On December 18, 2001, the Board of Trustees approved the liquidation of Provident Investment Counsel Technology Fund A. The planned date of the liquidation is January 31, 2002.

                 PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of PIC Investment Trust and the Shareholders of:

Provident Investment Counsel Technology Fund A

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Provident Investment Counsel Technology Fund A series of PIC Investment Trust (the "Trust") at October 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period September 29, 2000 (commencement of operations) through October 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 4, 2001, except for Note 7, as to which the date is December 18, 2001.

                            PIC TECHNOLOGY PORTFOLIO

STATEMENT OF NET ASSETS at October 31, 2001

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 86.0%
BIOTECHNOLOGY: 5.7%
    1,500      Biogen, Inc.*                                        $    82,500
    3,000      Millennium Pharmaceuticals, Inc.*                         76,380
                                                                    -----------
                                                                        158,880
                                                                    -----------
CABLE/SATELLITE TELEVISION: 2.6%
    2,000      Comcast Corp. - Special Class A*                          71,680
                                                                    -----------
COMPUTER COMMUNICATIONS: 11.9%
    3,000      Brocade Communications Systems*                           73,650
    6,000      Cisco Systems, Inc.*                                     101,520
   20,000      Finisar Corp.*                                           156,400
                                                                    -----------
                                                                        331,570
                                                                    -----------
ELECTRICAL EQUIPMENT/INSTRUMENTS: 1.5%
    2,000      Gemstar - TVGuide International, Inc.*                    40,540
                                                                    -----------
ELECTRICAL PRODUCTS EQUIPMENT: 3.0%
    2,420      Applied Materials, Inc.*                                  82,546
                                                                    -----------
INFORMATION TECHNOLOGY SERVICES: 5.7%
    3,000      Citrix Systems, Inc.*                                     70,200
    3,000      Peoplesoft, Inc.*                                         89,310
                                                                    -----------
                                                                        159,510
                                                                    -----------
INTERNET SOFTWARE/SERVICE: 2.0%
    4,000      SonicWALL, Inc.*                                          56,800
                                                                    -----------
MEDIA CONGLOMERATES: 5.6%
    5,000      AOL Time Warner, Inc.*                                   156,050
                                                                    -----------
PACKAGED SOFTWARE: 6.2%
    3,000      Microsoft Corp.*                                         174,450
                                                                    -----------
PHARMACEUTICAL - GENERIC: 2.2%
    3,000      IVAX Corp.*                                               61,650
                                                                    -----------
SEMICONDUCTORS: 28.7%
    2,000      Alpha Industries, Inc.*                                   46,560
    1,500      Analog Devices, Inc.*                                     57,000
    8,000      Conexant Systems, Inc.*                                   81,200
    4,000      Intel Corp.                                               97,680
    6,000      Marvell Technology Group Ltd*                            146,040
    4,000      Microchip Technology, Inc.*                              124,880
    5,000      Taiwan Semiconductor Manufacturing Co. Ltd. ADR*          64,550
    4,100      Texas Instruments, Inc.                                  114,758
    4,000      Triquint Semiconductor, Inc.*                             70,720
                                                                    -----------
                                                                        803,388
                                                                    -----------
SERVICES TO HEALTH INDUSTRY: 1.6%
      700      Quest Diagnostics*                                        45,766
                                                                    -----------
TELECOM EQUIPMENT: 2.7%
    4,000      Microtune, Inc.*                                          76,480
                                                                    -----------
WIRELESS TELECOMMUNICATIONS: 6.6%
    5,000      AT&T Wireless Services, Inc.*                             72,200
    5,000      Sprint Corp. (PCS Group)*                                111,500
                                                                    -----------
                                                                        183,700
                                                                    -----------
TOTAL COMMON STOCKS
  (cost $2,591,690)                                                   2,403,010
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 18.6%
COMMERICAL PAPER: 8.9%
$ 124,903      General Electric Capital Corp.                           124,903
  124,957      General Electric Capital Corp.                           124,957
                                                                    -----------
                                                                        249,860
                                                                    -----------
MONEY MARKET INVESTMENT: 9.7%
$ 135,498      Temporary Investment Fund, Inc. - Temp Cash+             135,498
  135,498      Temporary Investment Fund, Inc. - Temp Fund+             135,498
                                                                    -----------
                                                                        270,996
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $520,856)                                                       520,856
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $3,112,546): 104.6%                                           2,923,866
                                                                    -----------
OTHER ASSETS: 33.8%
  Due from broker for securities sold short                             221,874
  Collateral for securities loaned,
  at fair value (Note 2)                                                670,316
Receivables:
  Securities sold                                                        39,520
  Due from Advisor (Note 3)                                              11,742
  Dividends and Interest                                                    919
  Shares of beneficial interests sold                                        25
Prepaid Insurance                                                           434
                                                                    -----------
  Total Other Assets                                                    944,830
                                                                    -----------
TOTAL ASSETS                                                          3,868,696
                                                                    -----------
LIABILITIES: (38.4%)
  Securities sold short, at value
  (proceeds $222,183) (Note 5)                                          220,650
  Funds advanced by custodian                                           152,458
Payables:
  Collateral for securities loaned (Note 2)                             670,316
  Deferred trustees' compensation (Note 3)                                2,158
Accrued expenses                                                         28,396
                                                                    -----------
  Total Liabilities                                                   1,073,978
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 2,794,718
                                                                    ===========

*    Non-income producing security.
+    Held as collateral for short sales.

See accompanying Notes to Financial Statements.

                            PIC TECHNOLOGY PORTFOLIO

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2001

INVESTMENT INCOME

  Income
    Dividends (Net of foreign taxes of $512) ...................    $       725
    Interest ...................................................         26,525
    Income from securities loaned - net ........................            554
                                                                    -----------
       Total Income ............................................         27,804
                                                                    -----------

  Expenses
    Investment advisory fees (Note 3) ..........................         36,925
    Administration fees (Note 3) ...............................         31,008
    Audit fees .................................................         20,009
    Insurance expense ..........................................             21
    Accounting fees ............................................         35,940
    Legal fees .................................................          2,000
    Custodian fees .............................................         13,933
    Trustee fees (Note 3) ......................................          5,729
    Miscellaneous ..............................................          4,000
                                                                    -----------
       Total expenses ..........................................        149,565
       Less: fees waived and expenses absorbed (Note 3) ........       (103,409)
                                                                    -----------
       Net expenses ............................................         46,156
                                                                    -----------
         NET INVESTMENT LOSS ...................................        (18,352)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments .............................     (6,060,913)
  Net unrealized appreciation on investments ...................        432,427
                                                                    -----------
    Net realized and unrealized loss on investments ............     (5,628,486)
                                                                    -----------
       NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....    $(5,646,838)
                                                                    ===========

See accompanying Notes to Financial Statements.

                            PIC TECHNOLOGY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEPTEMBER 29, 2000**
                                                                          YEAR ENDED          THROUGH
                                                                       OCTOBER 31, 2001   OCTOBER 31, 2000
                                                                       ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss) ......................................     $   (18,352)       $     2,941
  Net realized loss on investments ..................................      (6,060,913)           (20,380)
  Net unrealized appreciation (depreciation) on investments .........         432,427           (619,574)
                                                                          -----------        -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............      (5,646,838)          (637,013)
                                                                          -----------        -----------
TRANSACTIONS IN INTERESTS
  Contributions by Holders ..........................................       1,834,606          8,914,084
  Withdrawals by Holders ............................................      (1,669,330)              (791)
  Net increase in net assets resulting from transactions in interests         165,276          8,913,293
                                                                          -----------        -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      (5,481,562)         8,276,280
                                                                          -----------        -----------
NET ASSETS
  Beginning of period ...............................................       8,276,280                 --
                                                                          -----------        -----------
  END OF PERIOD .....................................................     $ 2,794,718        $ 8,276,280
                                                                          ===========        ===========

**   Commencement of operations.

SELECTED RATIO DATA

                                                            SEPTEMBER 29, 2000**
                                             YEAR ENDED          THROUGH
                                          OCTOBER 31, 2001   OCTOBER 31, 2000
                                          ----------------   ----------------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ...................         1.00%            1.00%+
  Net investment loss ..................        (0.40%)           0.49%+
Portfolio turnover rate ................       184.96%            8.02%^

+    Annualized.
^    Not annualized.
**   Commencement of operations.
* Net of fees waived and expenses absorbed of 2.24% and 0.67% of average net assets, respectively.

See accompanying Notes to Financial Statements.

                            PIC TECHNOLOGY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1 - ORGANIZATION

     PIC Technology Portfolio (the "Portfolio") was organized on September 29, 2000 as a separate trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment objective of the Portfolio is to achieve long term growth of capital.

2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. VALUATION OF SECURITIES. Equity securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTION, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. SECURITIES LOANS. The Portfolio may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

     F. SECURITIES SOLD SHORT. The Portfolio may sell securities it does not own in anticipation of a decline in the market price of such securities in order to hedge portfolio positions. Upon entering into a short position, the Portfolio records the proceeds as due from broker in its statement of net assets and establishes an offsetting liability for the securities due under the short sale agreement. The Portfolio will generally borrow the security sold short in order to make delivery to the buyer and then replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay the lender any interest and dividends earned which is recorded as an expense to the Portfolio and may be required to pay a premium. The Portfolio would realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio would incur a loss as a result of the short sale if the price of the security increases.

3 - TRANSACTIONS WITH AFFILIATES

     The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") (formerly Investment Company Administration, L.L.C.) pursuant to which certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and U.S. Bancorp also provide management services necessary for the operations of the Portfolio and furnish office facilities. U.S. Bancorp receives for its services a fee at the annual rate of 0.10% of the average daily net assets of the Portfolio, subject to an annual minimum of $40,000 effective October 1, 2001.

     PIC receives an investment advisory fee for its services to the Portfolio, at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. The amount of fees waived and expenses absorbed, for the year ended October 31, 2001, were $36,925 and $66,484, respectively.

     At October 31, 2001, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Portfolio is $107,471. At October 31, 2001, the Adviser may recapture a portion of the above amounts no later the dates as stated below:

                                   OCTOBER 31,
                            ------------------------
                              2003            2004
                            --------        --------
                            $  4,062        $103,409

                            PIC TECHNOLOGY PORTFOLIO

     On September 29, 2000, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis.

     For the year ended October 31, 2001, the change in the value of the phantom account included unrealized depreciation of $1,342.

4 - INVESTMENT TRANSACTIONS

     The Portfolio entered into a Securities Lending Agreement with PFPC Trust Company ("PFPC"). PFPC shall invest the cash collateral pursuant to investment guidelines set forth by the Portfolio, and may include commingled funds advised or otherwise serviced by PFPC or its affiliates and repurchase agreements with PFPC or its affiliates. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. PFPC has agreed to indemnify the Portfolio in the case of default of any securities borrower.

     At October 31, 2001, the Portfolio loaned equity securities having a fair value of $648,425 and received cash collateral of $670,316 for the loan.

     The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 2001 were $8,168,548 and $7,797,438, respectively.

     The cost of securities for federal income tax purposes was $3,346,361. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

     Gross unrealized appreciation            $ 149,137
     Gross unrealized depreciation             (571,632)
                                              ---------
     Net unrealized depreciation              $(422,495)
                                              =========

5 - SHORT SALES

     The Portfolio has entered into short sales which results in off-balance-sheet risk as the Portfolio's ultimate obligation to satisfy the sale of securities sold short may exceed the amount recognized in the Statement of Net Assets.

     The Portfolio is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Portfolio must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     Short sales open at October 31, 2001 were as follows:

                                                             Total
     Shares                                    Value        Proceeds
     ------                                   --------      --------
     5,000     Juniper Networks, Inc.         $111,450      $121,986
     8,000     Tellabs, Inc.                   109,200       100,197
                                              --------      --------
                                              $220,650      $222,183
                                              ========      ========

6 - SUBSEQUENT EVENT

     Reference is made to Note 7 of the Provident Investment Counsel Technology Fund A regarding the planned liquidation of the Fund.

                            PIC TECHNOLOGY PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of and the Holders of Interest in:

PIC Technology Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Technology Portfolio (the "Portfolio") at October 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the selected ratio data for the year then ended and for the period September 29, 2000 (commencement of operations) through October 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and selected ratio data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 4, 2001, except for Note 6, as to which the date is December 18, 2001

WHY PROVIDENT?

ORGANIZATION

     *    A depth of experience and commitment to excellence
     *    Team structure

GROWTH PHILOSOPHY

     *    A time-proven approach
     *    Style consistency

PROCESS

     *    Creative, disciplined, and consistent

CLIENT FOCUSED

     *    Proactive and individualized

PERFORMANCE

     *    A proven long-term record

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Thomas F. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Thomas M. Mitchell, President and Trustee
Aaron W.L. Eubanks, Vice President and Secretary
William T. Warnick, Vice President and Treasurer

TRUSTEES AND OFFICERS - P-I-C PORTFOLIOS
--------------------------------------------------------------------------------
Thomas F. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Thomas M. Mitchell, President and Trustee
Aaron W.L. Eubanks, Vice President and Secretary
William T. Warnick, Vice President and Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Provident Investment Counsel
300 N. Lake Avenue, PH Suite
Pasadena, CA 91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP

This annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after December 31, 2001, this annual report must be accompanied by performance updates for the most recent calendar quarter.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Due to Market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown

                         Dealer Services: (800) 385-4053
                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com